Income Tax - Summary of Analysis of Deferred Income Tax and Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	$ 64,175.8	$ 69,185.9	$ 49,153.9	$ 25,958.2
Deferred Income Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty		(1,031.4)	(1,873.9)	(1,729.9)
Depreciation [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	41,094.7	45,299.3	34,720.7	19,354.4
Refund Liability [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	9,415.0	12,089.5	5,986.2	3,755.1
Unrealized Exchange Losses [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	7,100.0	5,782.4
Unrealized Loss On Inventories [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	2,771.2	2,305.3	899.0	858.5
Net Defined Benefit Liability [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	1,729.7	1,722.0	1,237.1	1,342.1
Deferred Compensation Cost [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	489.6	361.2	374.0	330.3
Investment Tax Credits [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	19.1	945.0	5,621.7
Others [member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	1,556.5	681.2	315.2	317.8
Others [member] | Deferred Income Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	$ (53.8)	$ (1,031.4)	$ (1,167.6)	$ (863.4)